FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  __________________

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

February 11, 2005
-----------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                                                         FORM 13F Summary Page

                                                            Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $8,228(thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/04                       Name of Reporting Manager:  Troob Capital Advisors LLC
                                      Name of Other Included Manager:  1= Coast Asset Management, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107       65       9,400  SH          SOLE              9,400
Agrium Inc                       COM              008916108       64       3,788  SH          SOLE              3,788
Annaly Mortgage Management Inc   COM              035710409       59       3,000  SH          SOLE              3,000
Calpine Corp                     COM              131347906        0          90  SH  CALL    SOLE                 90
Charter Communications Inc D     CL A             16117M107       25      11,200  SH          SOLE             11,200
Crown Holdings Inc               COM              228368106      123       8,970  SH          SOLE              8,970
Crown Holdings Inc               COM              228368906       32          70  SH  CALL    SOLE                 70
Crown Holdings Inc               COM              228368906        9          30  SH  CALL    SOLE                 30
Dynegy Inc New                   COM              26816Q901       15         176  SH  CALL    SOLE                176
Grey Wolf Inc                    COM              397888108       22       4,100  SH          SOLE              4,100
IShares Trust                    RUSSELL 2000     464287955       36         120  SH  PUT     SOLE                120
JP Morgan Chase & Co             COM              46625H100      117       3,000  SH          SOLE              3,000
Lyondell Chemical                COM              552078907       81          81  SH  CALL    SOLE                 81
Methanex Corp.                   COM              59151K108       84       4,579  SH          SOLE              4,579
Parker Drilling Co.              COM              701081101       45      11,350  SH          SOLE             11,350
Primedia Inc                     COM              74157K101       31       8,214  SH          SOLE              8,214
Primewest Energy Trust           TR UNIT NEW      741930309      115       5,200  SH          SOLE              5,200
Provident Energy                 TR UNIT          74386K104      175      18,500  SH          SOLE             18,500
Retail Holders Trust             COM              76127U951        8          66  SH  PUT     SOLE                 66
Rock-Tenn Company                CL A             772739207       54       3,550  SH          SOLE              3,550
United Rentals Inc               COM              911363109       50       2,650  SH          SOLE              2,650
Abitibi-Consolidated Inc         COM              003924107      313      45,471  SH        SHARED      1              45,471
Agrium Inc                       COM              008916108      463      27,456  SH        SHARED      1              27,456
Calpine Corp                     COM              131347906        5       1,835  SH  CALL  SHARED      1               1,835
Charter Communications Inc D     CL A             16117M107      184      82,200  SH        SHARED      1              82,200
Comcast Corp New                 CL A             20030N101      426      12,800  SH        SHARED      1              12,800
Crown Holdings Inc               COM              228368106    1,190      86,575  SH        SHARED      1              86,575
Crown Holdings Inc               COM              228368906       68         147  SH  CALL  SHARED      1                 147
Crown Holdings Inc               COM              228368906       96         324  SH  CALL  SHARED      1                 324
Dynegy Inc New                   COM              26816Q901      128       1,504  SH  CALL  SHARED      1               1,504
IShares Trust                    RUSSELL 2000     464287955       90         298  SH  PUT   SHARED      1                 298
JP Morgan Chase & Co             COM              46625H100      410      10,500  SH        SHARED      1              10,500
Lyondell Chemical                COM              552078907      109         122  SH  CALL  SHARED      1                 122
Lyondell Chemical                COM              552078907      716         720  SH  CALL  SHARED      1                 720
Methanex Corp.                   COM              59151K108      626      34,349  SH        SHARED      1              34,349
Northwest Airlines               COM              667280101      558      51,038  SH        SHARED      1              51,038
Parker Drilling Co.              COM              701081101      435     110,801  SH        SHARED      1             110,801
Payless Shoesource Inc           COM              704379956        0          30  SH  PUT   SHARED      1                  30
Payless Shoesource Inc           COM              704379906        6         392  SH  CALL  SHARED      1                 392
Primedia Inc                     COM              74157K101      239      62,794  SH        SHARED      1              62,794
Provident Energy                 TR UNIT          74386K104      475      50,200  SH        SHARED      1              50,200
Retail Holders Trust             COM              76127U951        7          65  SH  PUT   SHARED      1                  65
Rock-Tenn Company                CL A             772739207       15       1,000  SH        SHARED      1               1,000
Tenet Healthcare Corp            COM              88033G900       62         260  SH  CALL  SHARED      1                 260
Tenet Healthcare Corp            COM              88033G900      192       1,509  SH  CALL  SHARED      1               1,509
Young Broadcasting Inc           CL A             987434107      207      19,570  SH        SHARED      1              19,570

                                               Value Total    $8,228

                                               Entry Total:       46
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